Accrued Expenses and Other Current Liabilities (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Interest on convertible promissory notes	$ 292,169	$ 32,763	$ 106,612
Payroll and payroll tax	216,490	264,393	552,385
Unbilled receipts of inventory	202,058	174,560	118,923
Other trade payables	141,563	139,315	633,722
Income and other taxes payable	37,201	42,115	40,986
Due	50,251	51,401	63,759
Total	$ 939,732	$ 704,547	$ 1,516,387